DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
November 30, 2025 (Unaudited)
See Notes to Financial Statements.
Number
of Shares Value $
COMMON STOCKS — 96.7%
Brazil — 1.9%
Motiva Infraestrutura de
Mobilidade SA
1,822,062 5,445,862
NU Holdings Ltd., Class A *
423,815 7,370,143
(Cost $11,827,481)
12,816,005
China — 22.3%
Bank of China Ltd., Class H
18,643,070 11,206,531
BYD Co. Ltd., Class H
650,048 8,140,629
China Construction Bank Corp.,
Class H
14,163,546 14,862,846
China Life Insurance Co. Ltd.,
Class H
2,146,543 7,405,485
Industrial & Commercial Bank of
China Ltd., Class H
12,489,333 10,330,778
Meituan , Class B, 144A *
769,302 10,128,115
NetEase , Inc.
290,666 7,989,432
Ping An Insurance Group Co. of
China Ltd., Class H
1,945,533 14,168,686
Tencent Holdings Ltd.
692,613 54,399,513
Xiaomi Corp., Class B, 144A *
2,136,718 11,257,729
(Cost $151,781,529)
149,889,744
Greece — 1.3%
Piraeus Financial Holdings SA *
(Cost $8,475,473)
1,059,779 8,695,585
Hong Kong — 5.1%
Alibaba Group Holding Ltd.
(Cost $32,042,250)
1,775,887 34,556,987
India — 11.9%
Bharti Airtel Ltd.
491,190 11,540,679
HDFC Bank Ltd.
1,441,090 16,233,459
ICICI Bank Ltd.
806,217 12,517,669
Infosys Ltd.
582,273 10,155,724
Infosys Ltd., ADR (a)
6,651 116,259
Mahindra & Mahindra Ltd.
189,032 7,940,411
Reliance Industries Ltd.
823,896 14,438,156
Tata Consultancy Services Ltd.
208,526 7,314,350
(Cost $74,567,216)
80,256,707
Ireland — 1.5%
PDD Holdings, Inc., ADR *
(Cost $10,869,678)
84,187 9,772,427
Kazakhstan — 0.0%
Solidcore Resources PLC * (b)
(Cost $30,722)
1,583 0
Mexico — 2.2%
America Movil SAB de CV,
Series B
6,344,353 7,274,530
Grupo Financiero Banorte SAB
de CV, Class O
778,272 7,432,522
(Cost $14,940,582)
14,707,052
Number
of Shares Value $
Netherlands — 1.2%
NEPI Rockcastle NV *
(Cost $7,549,614)
924,772 7,914,893
Russia — 0.0%
Gazprom PJSC * (b)
68,905 0
LUKOIL PJSC * (b)
2,409 0
Mobile TeleSystems PJSC, ADR
* (b)
2,662 0
Moscow Exchange MICEX-RTS
PJSC * (b)
8,602 0
Novatek PJSC * (b)
5,300 0
Novolipetsk Steel PJSC * (b)
8,462 0
PhosAgro PJSC * (b)
168 0
PhosAgro PJSC * (b)
4 0
PhosAgro PJSC, GDR * (b)
300 0
Polyus PJSC * (b)
1,930 0
(Cost $634,818)
0
Singapore — 1.1%
Trip.com Group Ltd.
(Cost $7,825,690)
112,252 7,713,576
South Africa — 1.0%
Naspers Ltd., Class N
(Cost $7,688,311)
111,303 6,953,781
South Korea — 12.0%
Industrial Bank of Korea
503,484 7,035,390
KB Financial Group, Inc.
66,259 5,622,768
Samsung Electronics Co. Ltd.
519,999 35,535,239
Shinhan Financial Group Co. Ltd.
105,093 5,573,899
SK hynix , Inc.
57,244 20,629,871
Woori Financial Group, Inc.
346,701 6,259,077
(Cost $55,420,500)
80,656,244
Taiwan — 31.8%
Cathay Financial Holding Co.
Ltd.
3,333,367 6,818,613
Chang Hwa Commercial Bank
Ltd.
12,391,821 7,975,618
CTBC Financial Holding Co. Ltd.
5,311,861 7,353,843
Delta Electronics, Inc.
284,544 8,449,737
E.Sun Financial Holding Co. Ltd.
7,064,728 6,831,751
First Financial Holding Co. Ltd.
9,035,247 7,945,605
Fubon Financial Holding Co. Ltd.
2,672,844 7,886,103
Hon Hai Precision Industry Co.
Ltd.
1,590,589 11,428,320
MediaTek , Inc.
199,204 8,854,216
Mega Financial Holding Co. Ltd.
6,479,537 8,278,778
SinoPac Financial Holdings Co.
Ltd.
8,677,850 7,451,587
Taiwan Cooperative Financial
Holding Co. Ltd.
12,407,448 9,428,633
Taiwan Semiconductor
Manufacturing Co. Ltd.
2,315,069 106,219,511

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
November 30, 2025 (Unaudited)
See Notes to Financial Statements.
Hidden Row
Number
of Shares Value $
Yuanta Financial Holding Co.
Ltd.
7,689,295 8,844,466
(Cost $181,213,949)
213,766,781
Thailand — 0.9%
SCB X PCL
(Cost $6,050,492)
1,518,548 6,131,736
United Kingdom — 1.2%
Anglogold Ashanti PLC
(Cost $7,763,753)
95,848 8,088,335
United States — 1.3%
Southern Copper Corp.
(Cost $7,311,823)
67,085 9,041,716
TOTAL COMMON STOCKS
(Cost $585,993,881)
650,961,569
PREFERRED STOCKS — 2.4%
Brazil — 2.4%
Axia Energia
429,241 5,384,793
Itausa SA
4,746,949 10,954,087
Klabin SA
1 1
(Cost $14,317,567)
16,338,881
Number
of Shares Value $
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
6,100 3
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(c)(d)
(Cost $105,930)
105,930 105,930
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.94% (c)
(Cost $2,541,182)
2,541,182 2,541,182
TOTAL INVESTMENTS — 99.5%
(Cost $602,958,560)
669,947,565
Other assets and liabilities,
net — 0.5%
3,225,853
NET ASSETS — 100.0%
673,173,418
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (c)(d)
104,738 1,192 (e) — — — 1,472 — 105,930 105,930
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.94% (c)
4,591,293 249,006,489 (251,056,600) — — 121,549 — 2,541,182 2,541,182
4,696,031 249,007,681 (251,056,600) — — 123,021 — 2,647,112 2,647,112
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $102,517, which is 0.0% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
November 30, 2025 (Unaudited)
See Notes to Financial Statements.
Securities are listed in country of domicile.
At November 30, 2025 the Xtrackers MSCI Emerging Markets Climate Selection ETF had the following sector diversification:
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
PJSC: Public Joint Stock Company
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Securities Lending
Collateral and Cash
Equivalents
Financials
230,615,655 34 .5
Information Technology
219,960,957 32 .9
Consumer Discretionary
85,205,927 12 .8
Communication Services
81,204,155 12 .2
Materials
17,130,052 2 .6
Energy
14,438,156 2 .2
Real Estate
7,914,893 1 .2
Industrials
5,445,865 0 .8
Utilities
5,384,793 0 .8
Total
667,300,453 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Emerging Markets Index
USD 100 6,678,094 6,888,000 12/19/2025 209,906
MSCI India Index
USD 1 128,280 130,190 12/19/2025 1,910
Total unrealized appreciation
211,816
USD U.S. Dollar

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Emerging Markets Climate Selection ETF
(Continued)
November 30, 2025 (Unaudited)
See Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
EMCS-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 650,961,569 $ — $ 0 $ 650,961,569
Preferred Stocks
16,338,881 — — 16,338,881
Warrants
3 — — 3
Short-Term Investments (a)
2,647,112 — — 2,647,112
Derivatives (b)
Futures Contracts
211,816 — — 211,816
TOTAL
$ 670,159,381 $ — $ 0 $ 670,159,381
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.